Other long-term liabilities	12 Months Ended
Dec. 31, 2020
Other long-term liabilities
Other long-term liabilities

21.   Other long-term liabilities

		As at December 31,
	Notes	2019	2020	2020
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	102,740	74,728	11,452
Lease deposit received from hospital		1,998	1,998	306
		104,738	76,726	11,758
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liabilitiy in the consolidated financial statements as at December 31, 2020 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB102,740 and RMB74,728 (US$11,452) (note 26) as of December 31, 2019 and 2020, respectively.